Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Rental expenses	¥ 115,529	¥ 93,693	¥ 92,972